T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 98.8%
COMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 0.1%
Zayo Group Holdings (1)	53,400	1,518
		1,518
Entertainment 1.0%
Electronic Arts (1)	27,400	2,785
Live Nation Entertainment (1)(2)	43,700	2,777
Take-Two Interactive Software (1)	35,800	3,378
Zynga, Class A (1)	470,100	2,505
		11,445
Interactive Media & Services 0.8%
IAC/InterActiveCorp (1)	25,300	5,316
Match Group (2)	57,400	3,249
Zillow Group, Class A (1)(2)	30,300	1,036
		9,601
Media 0.2%
Altice USA, Class A (2)	44,958	966
Interpublic Group	39,200	823
Omnicom Group (2)	16,600	1,212
		3,001
Total Communication Services		25,565
CONSUMER DISCRETIONARY 15.3%
Auto Components 0.7%
Aptiv	109,700	8,720
		8,720
Automobiles 0.2%
Ferrari (2)	19,120	2,558
		2,558
Diversified Consumer Services 1.0%
Bright Horizons Family Solutions (1)	18,300	2,326
Grand Canyon Education (1)	22,400	2,565

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Service Corporation International	119,200	4,786
Sotheby's (1)	41,700	1,574
		11,251
Hotels, Restaurants & Leisure 4.4%
Aramark	69,400	2,051
Choice Hotels International (2)	28,500	2,216
Domino's Pizza	19,600	5,059
Dunkin' Brands Group (2)	82,400	6,188
Extended Stay America	107,400	1,928
Hilton Worldwide Holdings	118,846	9,877
MGM Resorts International	120,500	3,092
Norwegian Cruise Line Holdings (1)	53,300	2,929
Papa John's International (2)	24,900	1,318
Restaurant Brands International	56,600	3,685
Royal Caribbean Cruises	28,400	3,255
Wynn Resorts	32,500	3,878
Yum China Holdings	72,200	3,243
Yum! Brands	41,600	4,152
		52,871
Household Durables 0.8%
Mohawk Industries (1)	22,400	2,826
Newell Brands (2)	45,800	702
NVR (1)	1,770	4,898
Toll Brothers	40,600	1,470
		9,896
Internet & Direct Marketing Retail 0.8%
Ctrip. com International, ADR (1)	46,100	2,014
Farfetch, Class A (1)(2)	46,490	1,251
GrubHub (1)(2)	16,300	1,132
MercadoLibre (1)(2)	5,300	2,691
Wayfair, Class A (1)	14,210	2,110
		9,198
Multiline Retail 1.7%
Dollar General	92,400	11,023
Dollar Tree (1)	72,500	7,616

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Ollie's Bargain Outlet Holdings (1)(2)	20,300	1,732
		20,371
Specialty Retail 4.8%
AutoZone (1)	2,300	2,355
Burlington Stores (1)	71,100	11,140
CarMax (1)(2)	69,500	4,851
Five Below (1)	15,000	1,864
Michaels (1)(2)	42,200	482
O'Reilly Automotive (1)	21,100	8,193
Ross Stores	110,000	10,241
Tiffany (2)	42,900	4,528
Tractor Supply	41,500	4,057
Ulta Beauty (1)	22,300	7,777
Williams-Sonoma (2)	23,400	1,317
		56,805
Textiles, Apparel & Luxury Goods 0.9%
Lululemon Athletica (1)	25,800	4,228
PVH	16,400	2,000
Tapestry	149,600	4,861
		11,089
Total Consumer Discretionary		182,759
CONSUMER STAPLES 3.3%
Beverages 0.5%
Brown-Forman, Class B	86,792	4,581
Keurig Dr Pepper	48,200	1,348
		5,929
Food & Staples Retailing 0.3%
Casey's General Stores	16,200	2,086
PriceSmart	8,500	501
Sprouts Farmers Market (1)	46,000	991
		3,578
Food Products 1.5%
Conagra Brands	81,168	2,252
Hershey	44,300	5,087

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Hormel Foods (2)	29,400	1,316
McCormick (2)	40,400	6,085
Tyson Foods, Class A	50,600	3,513
		18,253
Household Products 1.0%
Church & Dwight	93,300	6,646
Clorox	33,800	5,423
		12,069
Total Consumer Staples		39,829
ENERGY 1.8%

Energy Equipment & Services 0.0%
Oceaneering International (1)	34,700	547
		547
Oil, Gas & Consumable Fuels 1.8%
Cabot Oil & Gas	137,400	3,586
Centennial Resource Development, Class A (1)(2)	218,585	1,921
Cimarex Energy	8,100	566
Concho Resources	29,712	3,297
Continental Resources (1)	28,800	1,289
Diamondback Energy	27,400	2,782
HollyFrontier	47,500	2,340
Jagged Peak Energy (1)(2)	260,400	2,727
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost
$118 (1)(3)(4)	39	203
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $1,703 (1)(3)(4)	458	2,382
		21,093
Total Energy		21,640
FINANCIALS 7.4%

Banks 1.8%
BankUnited	45,702	1,526
Fifth Third Bancorp	70,100	1,768
First Republic Bank	77,500	7,786
Pinnacle Financial Partners	21,000	1,149

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Signature Bank	17,800	2,280
SVB Financial Group (1)	16,300	3,624
Webster Financial	67,845	3,438
		21,571
Capital Markets 3.6%
Cboe Global Markets	91,500	8,733
E*TRADE Financial	54,400	2,526
FactSet Research Systems	7,950	1,974
Lazard, Class A	94,800	3,426
MarketAxess Holdings	13,600	3,347
Moody's	55,500	10,050
MSCI	20,000	3,977
Nasdaq	32,400	2,835
Northern Trust	25,700	2,323
State Street	7,300	480
TD Ameritrade Holding	66,400	3,319
		42,990
Consumer Finance 0.4%
Discover Financial Services	47,600	3,387
Green Dot, Class A (1)	21,700	1,316
		4,703
Insurance 1.6%
Assurant	45,100	4,280
Axis Capital Holdings	48,200	2,640
Fidelity National Financial	120,100	4,390
Willis Towers Watson	43,300	7,606
		18,916
Total Financials		88,180
HEALTH CARE 14.0%

Biotechnology 3.8%
Agios Pharmaceuticals (1)(2)	17,200	1,160
Alexion Pharmaceuticals (1)	22,700	3,069
Alkermes (1)	90,700	3,310
Alnylam Pharmaceuticals (1)(2)	36,100	3,374

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Argenx, ADR (1)(2)	10,117	1,263
Array BioPharma (1)(2)	56,900	1,387
BioMarin Pharmaceutical (1)	77,400	6,875
Bluebird Bio (1)(2)	8,100	1,274
Blueprint Medicines (1)	12,700	1,017
Exelixis (1)	114,700	2,730
FibroGen (1)(2)	17,500	951
Immunomedics (1)(2)	46,900	901
Incyte (1)	57,700	4,963
Madrigal Pharmaceuticals (1)	2,989	374
Neurocrine Biosciences (1)	39,322	3,464
Sage Therapeutics (1)(2)	19,253	3,062
Sarepta Therapeutics (1)(2)	16,400	1,955
Seattle Genetics (1)(2)	30,819	2,257
Ultragenyx Pharmaceutical (1)(2)	17,900	1,242
		44,628
Health Care Equipment & Supplies 4.5%
ABIOMED (1)	12,500	3,570
Align Technology (1)	29,200	8,303
Cooper	30,000	8,885
Exact Sciences (1)(2)	46,700	4,045
Hologic (1)	129,700	6,278
ICU Medical (1)	8,128	1,945
IDEXX Laboratories (1)	30,700	6,865
Novocure (1)(2)	20,600	992
Penumbra (1)(2)	9,900	1,455
STERIS	16,800	2,151
Teleflex	24,000	7,252
West Pharmaceutical Services	16,000	1,763
		53,504
Health Care Providers & Services 2.3%
Acadia Healthcare (1)(2)	68,013	1,993
Centene (1)	158,900	8,438
Covetrus (1)(2)	12,520	399
DaVita (1)	33,098	1,797

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Henry Schein (1)(2)	35,400	2,128
Molina Healthcare (1)	31,200	4,429
Universal Health Services, Class B	17,100	2,287
WellCare Health Plans (1)	20,953	5,652
		27,123
Health Care Technology 0.8%
Cerner (1)	42,200	2,414
Medidata Solutions (1)(2)	28,900	2,117
Veeva Systems, Class A (1)	42,300	5,366
		9,897
Life Sciences Tools & Services 1.6%
Agilent Technologies	73,000	5,868
Bruker	43,800	1,684
IQVIA Holdings (1)	20,400	2,934
Mettler-Toledo International (1)	7,900	5,712
QIAGEN (1)	77,400	3,148
		19,346
Pharmaceuticals 1.0%
Catalent (1)	59,879	2,430
Elanco Animal Health (1)	48,862	1,567
GW Pharmaceuticals, ADR (1)(2)	7,000	1,180
Jazz Pharmaceuticals (1)	25,600	3,660
Nektar Therapeutics (1)	22,600	759
Perrigo (2)	47,715	2,298
		11,894
Total Health Care		166,392
INDUSTRIALS & BUSINESS SERVICES 17.9%

Aerospace & Defense 2.7%
BWX Technologies (2)	69,100	3,426
Harris	56,600	9,040
Huntington Ingalls Industries	19,800	4,102
L3 Technologies	25,800	5,324
Textron	51,300	2,599

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
TransDigm Group (1)	16,700	7,582
		32,073
Air Freight & Logistics 0.4%
CH Robinson Worldwide	27,600	2,401
Expeditors International of Washington	23,800	1,806
		4,207
Airlines 1.0%
Alaska Air Group	85,000	4,770
American Airlines Group	76,800	2,439
Copa Holdings, Class A	17,800	1,435
United Continental Holdings (1)	47,400	3,782
		12,426
Building Products 1.0%
A. O. Smith	57,700	3,076
Allegion	52,100	4,726
Fortune Brands Home & Security	85,751	4,083
		11,885
Commercial Services & Supplies 2.5%
ADT (2)	181,900	1,163
Cintas	36,600	7,397
Copart (1)	86,700	5,253
KAR Auction Services	97,100	4,982
Ritchie Bros Auctioneers	36,300	1,234
Rollins	76,350	3,178
Stericycle (1)(2)	15,300	833
Waste Connections	59,875	5,304
		29,344
Construction & Engineering 0.1%
Valmont Industries	12,300	1,600
		1,600
Electrical Equipment 1.3%
AMETEK	26,537	2,202
Generac Holdings (1)	28,100	1,439
Hubbell	35,200	4,153

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Rockwell Automation	24,500	4,299
Sensata Technologies Holding (1)	74,400	3,349
		15,442
Industrial Conglomerates 0.4%
Roper Technologies	13,100	4,480
		4,480
Machinery 2.9%
Donaldson	24,300	1,216
Flowserve	28,700	1,296
Fortive	67,488	5,662
Graco	57,300	2,837
IDEX	18,575	2,819
Middleby (1)(2)	20,100	2,614
Nordson	19,200	2,544
PACCAR	31,100	2,119
Snap-on (2)	17,900	2,802
Toro	45,647	3,142
WABCO Holdings (1)	11,100	1,463
Wabtec	40,500	2,986
Xylem	38,800	3,067
		34,567
Marine 0.1%
Kirby (1)	11,000	826
		826
Professional Services 3.5%
CoStar Group (1)	19,700	9,189
Equifax	48,800	5,783
IHS Markit (1)	81,343	4,423
ManpowerGroup	15,500	1,282
Nielsen Holdings	106,600	2,523
Robert Half International	37,200	2,424
TransUnion	134,100	8,963
Verisk Analytics	54,400	7,235
		41,822

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Road & Rail 1.3%
Genesee & Wyoming, Class A (1)	25,900	2,257
JB Hunt Transport Services	40,400	4,092
Kansas City Southern	35,500	4,117
Landstar System	11,200	1,225
Old Dominion Freight Line	18,200	2,628
Schneider National, Class B	85,295	1,796
		16,115
Trading Companies & Distributors 0.7%
Fastenal	16,700	1,074
HD Supply Holdings (1)	129,576	5,617
Watsco	10,900	1,561
		8,252
Total Industrials & Business Services		213,039
INFORMATION TECHNOLOGY 30.3%

Communications Equipment 0.5%
Motorola Solutions	46,000	6,459
		6,459
Electronic Equipment, Instruments & Components 3.3%
Amphenol, Class A	105,200	9,935
CDW	73,300	7,064
Cognex (2)	39,000	1,983
Coherent (1)(2)	20,160	2,857
Corning	128,600	4,257
FLIR Systems	16,800	799
IPG Photonics (1)	14,400	2,186
Keysight Technologies (1)	87,600	7,639
Littelfuse	11,200	2,044
		38,764
IT Services 10.3%
Black Knight (1)	107,925	5,882
Booz Allen Hamilton Holding	119,500	6,948
CoreLogic (1)	96,900	3,611
EPAM Systems (1)	13,700	2,317

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Euronet Worldwide (1)(2)	29,300	4,178
Fidelity National Information Services	82,400	9,320
Fiserv (1)(2)	123,277	10,883
FleetCor Technologies (1)	36,000	8,877
Gartner (1)	61,400	9,313
Genpact	45,400	1,597
Global Payments	78,328	10,693
GoDaddy, Class A (1)	61,100	4,594
Leidos Holdings	68,700	4,403
Okta (1)	32,000	2,647
Paychex	35,400	2,839
Sabre	135,700	2,903
Shopify, Class A (1)(2)	17,300	3,575
StoneCo, Class A (1)(2)	61,299	2,520
Twilio, Class A (1)(2)	25,433	3,285
VeriSign (1)	29,500	5,356
WEX (1)	26,000	4,992
Worldpay, Class A (1)	102,400	11,622
		122,355
Semiconductors & Semiconductor Equipment 5.6%
Entegris (2)	140,900	5,029
KLA-Tencor	76,200	9,099
Lam Research	34,400	6,158
Marvell Technology Group	299,430	5,956
Maxim Integrated Products	164,600	8,752
Microchip Technology (2)	123,900	10,279
Monolithic Power Systems	25,300	3,428
Skyworks Solutions	104,900	8,652
Xilinx	70,900	8,989
		66,342
Software 10.3%
2U (1)(2)	12,000	850
ANSYS (1)	11,100	2,028
Atlassian, Class A (1)	81,983	9,214
Autodesk (1)	51,500	8,025

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Cadence Design Systems (1)	107,100	6,802
CDK Global	64,000	3,764
Ceridian HCM Holding (1)(2)	50,557	2,594
Coupa Software (1)(2)	15,400	1,401
DocuSign (1)(2)	27,497	1,425
Dropbox, Class A (1)	49,524	1,080
Fortinet (1)	33,400	2,805
Guidewire Software (1)	51,000	4,955
Palo Alto Networks (1)	26,700	6,485
Paycom Software (1)(2)	10,000	1,891
Pivotal Software, Class A (1)(2)	74,502	1,553
Pluralsight, Class A (1)(2)	38,866	1,234
Proofpoint (1)	26,900	3,266
RealPage (1)(2)	68,910	4,182
ServiceNow (1)	46,900	11,560
Splunk (1)	58,800	7,327
SS&C Technologies Holdings	121,800	7,757
Symantec	138,200	3,177
Synopsys (1)	45,500	5,239
Tableau Software, Class A (1)	41,915	5,335
Tyler Technologies (1)	21,167	4,327
Workday, Class A (1)	54,673	10,544
Zendesk (1)	45,700	3,885
		122,705
Technology Hardware, Storage & Peripherals 0.3%
Pure Storage, Class A (1)(2)	179,997	3,922
		3,922
Total Information Technology		360,547
MATERIALS 4.0%

Chemicals 1.6%
Air Products & Chemicals	16,700	3,189
Axalta Coating Systems (1)	73,400	1,851
Celanese	33,000	3,254
CF Industries Holdings	39,000	1,594
PPG Industries	24,900	2,811

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
RPM International	72,400	4,202
Valvoline	87,719	1,628
		18,529
Construction Materials 0.8%
Eagle Materials	26,100	2,200
Vulcan Materials	62,500	7,400
		9,600
Containers & Packaging 1.5%
Avery Dennison	45,900	5,187
Ball	136,200	7,880
International Paper	41,400	1,916
Sealed Air	75,600	3,482
		18,465
Metals & Mining 0.1%
Kirkland Lake Gold (2)	49,500	1,505
		1,505
Total Materials		48,099
REAL ESTATE 1.9%
Equity Real Estate Investment Trusts 1.7%
American Campus Communities, REIT	28,770	1,369
CubeSmart, REIT	43,400	1,391
Equinix, REIT	3,390	1,536
Federal Realty Investment Trust, REIT	6,900	951
Iron Mountain, REIT (2)	49,000	1,738
MGM Growth Properties, Class A, REIT	75,100	2,422
SBA Communications, REIT (1)	43,000	8,585
SL Green Realty, REIT	16,000	1,439
VEREIT, REIT	109,140	913
		20,344
Real Estate Management & Development 0.2%
Jones Lang LaSalle	14,300	2,205

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
WeWork, Class A, Acquisition Date: 12/9/14 - 5/26/15, Cost
$132(1)(3)(4)	9,059	464
		2,669
Total Real Estate		23,013
UTILITIES 0.8%
Gas Utilities 0.3%
Atmos Energy	36,800	3,788
		3,788
Multi-Utilities 0.2%
NiSource	62,000	1,777
		1,777
Water Utilities 0.3%
American Water Works	33,369	3,479
		3,479
Total Utilities		9,044
Total Common Stocks (Cost $823,562)		1,178,107

CONVERTIBLE PREFERRED STOCKS 0.6%
CONSUMER DISCRETIONARY 0.2%
Internet & Direct Marketing Retail 0.2%
Airbnb, Series D, Acquisition Date: 4/16/14, Cost $516 (1)(3)(4)	12,672	1,470
Airbnb, Series E, Acquisition Date: 7/14/15, Cost $185 (1)(3)(4)	1,981	230
Total Consumer Discretionary		1,700
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Slack Technologies, Series H, Acquisition Date: 8/17/18, Cost
$671(1)(3)(4)	56,388	671
Tanium, Series G, Acquisition Date: 8/26/15, Cost $985 (1)(3)(4)	198,465	1,726
Total Information Technology		2,397
REAL ESTATE 0.2%
Real Estate Management & Development 0.2%
WeWork, Series D-1, Acquisition Date: 12/9/14, Cost $316
(1)(3)(4)	18,959	972

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
WeWork, Series D-2, Acquisition Date: 12/9/14, Cost $248
(1)(3)(4)	14,896	764
WeWork, Series E, Acquisition Date: 6/23/15, Cost $428 (1)(3)(4)	13,014	668
Total Real Estate		2,404
Total Convertible Preferred Stocks (Cost $3,349)		6,501
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 2.49% (5)(6)	3,823,666	3,824
Total Short-Term Investments (Cost $3,824)		3,824
SECURITIES LENDING COLLATERAL 9.4%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 9.4%
Short-Term Funds 9.4%
T. Rowe Price Short-Term Fund, 2.60% (5)(6)	11,183,072	111,831
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		111,831
Total Securities Lending Collateral (Cost $111,831)		111,831

Total Investments in Securities 109.1%
(Cost $942,566)		$1,300,263
Other Assets Less Liabilities (9.1)%		(108,394)
Net Assets 100.0%		$1,191,869

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2019.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $9,550 and represents 0.8% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—	$—	$22
T. Rowe Price Short-Term Fund		—	—	—++
Totals	$	—#	$—	$22+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$1,192	¤	¤	$3,824
T. Rowe Price Short-Term
Fund	90,948	¤	¤	111,831
				$115,655^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $22 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $115,655.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $116,000 for the period ended March 31, 2019.

($000 s)
	Beginning Balance	Gain (Loss) During	Ending Balance
	1/1/19	Period	3/31/19
Investment in Securities
Common Stocks	$3,054	$(5)	$3,049
Convertible Preferred Stocks	6,380	121	6,501

Total	$9,434	$116	$9,550